Segment information (Schedule of Revenues from Principal Products) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Large retail supermarket chains	55.00%	53.00%	53.00%
Small supermarket chains	15.00%	15.00%	14.00%
Institutional market - wholesalers	9.00%	10.00%	10.00%
Private customers	8.00%	6.00%	6.00%
Institutional market - catering and restaurants	7.00%	7.00%	9.00%
Government customers	1.00%	3.00%	3.00%
Other customers	5.00%	6.00%	5.00%
Revenues by customer group	100.00%	100.00%	100.00%